Cover	Dec. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2025
Entity File Number	814-01670
Entity Registrant Name	Andalusian Credit Company, LLC
Entity Central Index Key	0001979306
Entity Tax Identification Number	92-2145091
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	40 West 57th Street Suite 1700
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	973
Local Phone Number	314-3045
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false